ABS LONG/SHORT STRATEGIES FUND

Founders’ Shares

Supplement dated April 29, 2020, to the

Prospectus dated August 29, 2019

The “Market Risk” subsections in the sections entitled "Prospectus Summary - Principal Risks" and " Principal Risks" in the prospectus are replaced with the following:

Market Risk – The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. A recent example includes the pandemic risks related to the outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks have contributed to increased volatility, severe losses and liquidity constraints in many markets, and may adversely affect the Fund’s investments and operations. The future impact of COVID-19 is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

The third paragraph in the section of the prospectus entitled "No Redemptions; Repurchases of Shares" is replaced with the following:

The Fund requires that a tendering shareholder tender a minimum of $10,000 worth of Founders’ Shares. A shareholder tendering only a portion of its Founders’ Shares for purchase will be required to continue to hold Founders’ Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Founders’ Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may accept the request and reduce the amount to be repurchased so that value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Founders’ Shares. In addition, the Fund may waive the minimum account balance.

The sixth paragraph in the section of the prospectus entitled "Repurchases of Fund Shares" is replaced with the following:

The Fund requires that a tendering shareholder tender a minimum of $10,000 worth of Founders’ Shares. A shareholder tendering only a portion of its Founders’ Shares for purchase will be required to continue to hold Founders’ Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Founders’ Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may accept the request and reduce the amount to be repurchased so that the value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Founders’ Shares. In addition, the Fund may waive the minimum account balance.

*****

PLEASE RETAIN FOR FUTURE REFERENCE.

ABS LONG/SHORT STRATEGIES FUND

Institutional Shares

A Shares

Supplement dated April 29, 2020, to the

Prospectus dated August 29, 2019

The “Market Risk” subsections in the sections entitled "Prospectus Summary - Principal Risks" and " Principal Risks" in the prospectus are replaced with the following:

Market Risk – The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. A recent example includes the pandemic risks related to the outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks have contributed to increased volatility, severe losses and liquidity constraints in many markets, and may adversely affect the Fund’s investments and operations. The future impact of COVID-19 is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

The third paragraph in the section of the prospectus entitled "No Redemptions; Repurchases of Shares" is replaced with the following:

The Fund requires that a tendering shareholder tender a minimum of $10,000 worth of Institutional Shares or A Shares, as applicable. A shareholder tendering only a portion of its Institutional Shares or A Shares for purchase will be required to continue to hold Institutional Shares or A Shares, as applicable with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Institutional Shares or A Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may accept the request and reduce the amount to be repurchased so that value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Institutional Shares or A Shares, as applicable. In addition, the Fund may waive the minimum account balance.

The sixth paragraph in the section of the prospectus entitled "Repurchases of Fund Shares" is replaced with the following:

The Fund requires that a tendering shareholder tender a minimum of $10,000 worth of Shares. A shareholder tendering only a portion of its Shares for purchase will be required to continue to hold Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may accept the request and reduce the amount to be repurchased so that the value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Shares. In addition, the Fund may waive the minimum account balance.

*****

PLEASE RETAIN FOR FUTURE REFERENCE.